Document and Entity Information	Apr. 05, 2024
Cover [Abstract]
Entity Registrant Name	BIODESIX INC
Amendment Flag	false
Entity Central Index Key	0001439725
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 05, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39659
Entity Tax Identification Number	20-3986492
Entity Address, Address Line One	919 West Dillon Rd.
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	(303)
Local Phone Number	417-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.001 per share
Trading Symbol	BDSX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false